CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS - OPERATING ACTIVITIES
Loss	$ (9,221)	$ (60,614)	$ (24,951)
Adjustments required to reflect net cash used in operating activities (see appendix below)	(34,652)	38,006	(1,289)
Net cash used in operating activities	(43,873)	(22,608)	(26,240)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(26,350)	(47,588)	(44,000)
Maturities of short-term deposits	55,778	49,329	48,322
Purchase of property and equipment	(53)	(116)	(131)
Purchase of intangible assets	(1)	(181)	(185)
Net cash provided by investing activities	29,374	1,444	4,006
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	16,357	14,089	14,359
Exercise of warrants	0	2,928	0
Employee stock options exercised	22	27	5
Proceeds from long-term loan, net of issuance costs	19,223	0	9,126
Repayments of loan	(14,433)	(1,543)	(2,832)
Repayments of lease liabilities	(511)	(445)	(220)
Net cash provided by financing activities	20,658	15,056	20,438
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,159	(6,108)	(1,796)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	4,255	10,587	12,990
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	22	(224)	(607)
CASH AND CASH EQUIVALENTS - END OF YEAR	10,436	4,255	10,587
Income and expenses not involving cash flows:
Depreciation and amortization	4,065	1,384	654
Exchange differences on cash and cash equivalents	(22)	224	607
Fair value adjustments of warrants	(18,965)	11,054	(6,425)
Share-based compensation	1,135	2,321	2,245
Interest and exchange differences on short-term deposits	185	15	(672)
Interest on loan	(1,126)	1,148	1,117
Warrant issuance costs	669	0	171
Exchange differences on lease liabilities	(31)	(42)	(224)
Intangible assets impairment	1,010	6,703	0
Loss on abandonment of right-of-use asset	246	0	0
Total income and expense not involving cash flows	(12,834)	22,807	(2,527)
Changes in operating asset and liability items:
Increase in trade receivables	(2,118)	(358)	0
Increase in inventory	(1,192)	(1,953)	0
Increase in prepaid expenses and other receivables	(43)	(959)	(650)
Increase (decrease) in accounts payable and accruals	(5,508)	5,512	1,888
Increase (decrease) in contract liabilities	(12,957)	12,957	0
Total Change in operating asset and liability	(21,818)	15,199	1,238
Total Adjustments required to reflect net cash used in operating activities	(34,652)	38,006	(1,289)
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	1,992	2,020	342
Supplemental information on interest paid in cash	10,387	1,111	593
Changes in right-of-use asset and lease liabilities	327	149	706
Warrant issuance costs	0	0	262
Purchase of property and equipment	0	0	28
Fair value of exercised warrants (portion related to accumulated fair value adjustments)	$ 0	$ 3,631	$ 0